June 2, 2011

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            RE:  Dreyfus Cash Management Funds

Registration Statement File Nos. and CIK Nos.

Dreyfus Cash Management  811-4175; 2-94930; CIK: 759667

Dreyfus Cash Management Plus, Inc. 811-5295; 33-16693; CIK: 820482

Dreyfus Government Cash Management Funds 811-3964; 2-89359; CIK: 740766

Dreyfus Municipal Cash Management Plus 811-6172; 33-36821; CIK: 867955

Dreyfus New York Municipal Cash Management 811-6395; 33-42431; CIK: 878734

Dreyfus Tax Exempt Cash Management Funds 811-3954; 2-89275; CIK: 740123

Dreyfus Treasury & Agency Cash Management 811-4723; 33-6851: CIK: 796251

Dreyfus Treasury Prime Cash Management 811-5718; 33-25941; CIK: 843781

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and combined Statement of Additional Information for Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management Funds, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management Funds, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendments, Post Effective Amendment Numbers 41, 37, 43, 33, 29, 49, 37, and 36, respectively, to the Registration Statements, electronically filed with the Securities and Exchange Commission on May 26, 2011.

.

            Please address any comments or questions to the attention of the undersigned at (212) 922-6817.

                                                                                    Very truly yours,

                                                                                    /s/ Yaroslava Kouskovskaya

                                                                                    Yaroslava Kouskovskaya

TD/

Enclosure